UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
September 30, 2015 (Unaudited)

Common Stocks--99.8%	Shares		Value ($)
Banks--8.9%
Citigroup	19,121		948,593
JPMorgan Chase & Co.	20,627		1,257,628
PNC Financial Services Group	3,958		353,054
			2,559,275
Capital Goods--7.0%
Honeywell International	4,381		414,837
Northrop Grumman	2,631		436,614
Owens Corning	4,841		202,886
Raytheon	4,421		483,039
United Technologies	5,577		496,297
			2,033,673
Consumer Durables & Apparel--.8%
PVH	2,117		215,807
Consumer Services--1.8%
Carnival	10,187		506,294
Diversified Financials--13.1%
Berkshire Hathaway, Cl. B	5,009	a	653,174
Capital One Financial	6,541		474,353
Charles Schwab	12,330		352,145
E*TRADE Financial	13,477	a	354,849
FNF Group	5,934		210,479
Goldman Sachs Group	1,387		241,005
Leucadia National	6,724		136,228
Morgan Stanley	17,257		543,596
TD Ameritrade Holding	8,611		274,174
Voya Financial	13,860		537,352
			3,777,355
Energy--12.1%
Anadarko Petroleum	3,220		194,456
EOG Resources	11,839		861,879
Occidental Petroleum	20,170		1,334,246
Phillips 66	8,079		620,790
Schlumberger	7,054		486,514
			3,497,885
Exchange-Traded Funds--1.0%
iShares Russell 1000 Value Index
Fund	3,074		286,743
Food & Staples Retailing--2.4%
CVS Health	5,587		539,034
Rite Aid	25,330	a	153,753
			692,787
Food, Beverage & Tobacco--7.6%
ConAgra Foods	7,762		314,439
Kellogg	5,732		381,465
Molson Coors Brewing, Cl. B	5,765		478,610
Mondelez International, Cl. A	6,625		277,389
PepsiCo	7,933		748,082

			2,199,985
Health Care Equipment & Services--4.3%
Anthem	1,554		217,560
Boston Scientific	13,267	a	217,712
Cardinal Health	4,412		338,930
Express Scripts Holding	2,638	a	213,573
UnitedHealth Group	2,299		266,707
			1,254,482
Insurance--6.3%
ACE	2,885		298,309
American International Group	8,904		505,925
Hartford Financial Services Group	8,682		397,462
Prudential Financial	8,178		623,245
			1,824,941
Materials--4.8%
CF Industries Holdings	5,092		228,631
Mosaic	4,409		137,164
Newmont Mining	9,379		150,721
Packaging Corporation of America	4,533		272,705
Vulcan Materials	6,656		593,715
			1,382,936
Media--2.2%
CBS, Cl. B	3,516		140,288
Interpublic Group of Companies	18,656		356,889
Viacom, Cl. B	3,357		144,855
			642,032
Pharmaceuticals, Biotech & Life Sciences--8.3%
AbbVie	3,551		193,210
Bristol-Myers Squibb	3,551		210,219
Eli Lilly & Co.	5,410		452,763
Merck & Co.	12,877		635,995
Pfizer	29,073		913,183
			2,405,370
Real Estate--.7%
Communications Sales & Leasing	10,384		185,874
Retailing--.9%
Liberty Interactive, Cl. A	5,306	a	139,176
Staples	10,836		127,106
			266,282
Semiconductors & Semiconductor Equipment--3.4%
Applied Materials	19,431		285,441
Microchip Technology	5,591	b	240,916
Micron Technology	7,807	a	116,949
Texas Instruments	7,025		347,878
			991,184
Software & Services--3.9%
Citrix Systems	2,064	a	142,994
Google, Cl. A	673	a	429,623
Oracle	15,180		548,302
			1,120,919
Technology Hardware & Equipment--5.7%
Apple	2,923		322,407
Cisco Systems	37,117		974,321
EMC	7,107		171,705

Hewlett-Packard	6,711	171,869
		1,640,302
Telecommunication Services--3.6%
AT&T	24,962	813,262
Verizon Communications	4,895	212,981
		1,026,243
Transportation--1.0%
Delta Air Lines	6,575	295,020
Total Common Stocks
(cost $27,141,822)		28,805,389

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $100,341)	100,341 [c]	100,341
Investment of Cash Collateral for
Securities Loaned--.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $31,421)	31,421 [c]	31,421
Total Investments (cost $27,273,584)	100.2%	28,937,151
Liabilities, Less Cash and Receivables	(.2%)	(57,640)
Net Assets	100.0%	28,879,511

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2015, the value of the fund's securities on loan was $238,503 and the value of the collateral held by the fund was $235,838, consisting of cash collateral of $31,421 and U.S. Government & Agency securities valued at $204,417.
c Investment in affiliated money market mutual fund.

At September 30, 2015, net unrealized appreciation on investments was $1,663,567 of which $3,586,033 related to appreciated investment securities and $1,922,466 related to depreciated investment securities. At September 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	13.1
Energy	12.1
Banks	8.9
Pharmaceuticals, Biotech & Life Sciences	8.3
Food, Beverage & Tobacco	7.6
Capital Goods	7.0
Insurance	6.3
Technology Hardware & Equipment	5.7
Materials	4.8
Health Care Equipment & Services	4.3
Software & Services	3.9
Telecommunication Services	3.6
Semiconductors & Semiconductor Equipment	3.4
Food & Staples Retailing	2.4
Media	2.2
Consumer Services	1.8
Exchange-Traded Funds	1.0

Transportation	1.0
Retailing	.9
Consumer Durables & Apparel	.8
Real Estate	.7
Money Market Investments	.4
100.2

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	28,518,646	-	-	28,518,646
Exchange-Traded Funds	286,743	-	-	286,743
Mutual Funds	131,762	-	-	131,762

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Midcap Stock Portfolio
September 30, 2015 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Automobiles & Components--.9%
Thor Industries	32,600		1,688,680
Banks--6.2%
Associated Banc-Corp	121,000		2,174,370
BancorpSouth	82,000		1,949,140
Cathay General Bancorp	77,400		2,318,904
Commerce Bancshares	5,100		232,356
Cullen/Frost Bankers	25,100		1,595,858
East West Bancorp	5,900		226,678
First Horizon National	202,900	a	2,877,122
			11,374,428
Capital Goods--9.0%
Allison Transmission Holdings	84,200		2,247,298
GATX	40,800		1,801,320
Huntington Ingalls Industries	28,100		3,010,915
IDEX	10,000		713,000
Lincoln Electric Holdings	51,300		2,689,659
Spirit Aerosystems Holdings, Cl. A	49,100	b	2,373,494
Timken	76,200		2,094,738
Trinity Industries	70,500		1,598,235
			16,528,659
Commercial & Professional Services--1.3%
Deluxe	39,300		2,190,582
Pitney Bowes	9,300		184,605
			2,375,187
Consumer Durables & Apparel--4.3%
Brunswick	63,600		3,045,804
Carter's	30,900		2,800,776
Kate Spade & Company	104,100	b	1,989,351
			7,835,931
Consumer Services--4.9%
Brinker International	52,500		2,765,175
Darden Restaurants	35,400		2,426,316
Jack in the Box	36,000		2,773,440
ServiceMaster Global Holdings	19,000	b	637,450
Wyndham Worldwide	4,900		352,310
			8,954,691
Diversified Financials--4.7%
Affiliated Managers Group	11,980	b	2,048,460
CBOE Holdings	12,600		845,208
Navient	39,800		447,352
SEI Investments	63,700		3,072,251
T. Rowe Price Group	2,500		173,750
Waddell & Reed Financial, Cl. A	60,700		2,110,539
			8,697,560
Energy--5.3%

Cameron International	21,000	b	1,287,720
Dril-Quip	7,300	b	425,006
HollyFrontier	17,100		835,164
Oceaneering International	38,700		1,520,136
Tesoro	11,600		1,127,984
Western Refining	49,400		2,179,528
World Fuel Services	66,100		2,366,380
			9,741,918
Food & Staples Retailing--1.3%
SUPERVALU	319,000	b	2,290,420
Food, Beverage & Tobacco--5.0%
Boston Beer, Cl. A	5,570	a,b	1,173,098
Bunge	28,300		2,074,390
Ingredion	40,400		3,527,324
Mead Johnson Nutrition	4,400		309,760
Pilgrim's Pride	104,300	a	2,167,354
			9,251,926
Health Care Equipment & Services--7.6%
Align Technology	14,700	b	834,372
DENTSPLY International	17,800		900,146
Health Net	30,100	b	1,812,622
Hologic	77,400	b	3,028,662
Molina Healthcare	39,900	b	2,747,115
Teleflex	24,900		3,092,829
Universal Health Services, Cl. B	7,100		886,151
VCA	12,900	b	679,185
			13,981,082
Insurance--4.2%
American Financial Group	4,400		303,204
Everest Re Group	21,100		3,657,474
Reinsurance Group of America	14,400		1,304,496
The Hanover Insurance Group	29,300		2,276,610
W.R. Berkley	3,500		190,295
			7,732,079
Materials--4.0%
Ashland	7,400		744,588
Cabot	40,500		1,278,180
Minerals Technologies	28,600		1,377,376
PolyOne	38,500		1,129,590
Reliance Steel & Aluminum	15,300		826,353
Sealed Air	19,000		890,720
Steel Dynamics	66,700		1,145,906
			7,392,713
Media--1.9%
John Wiley & Sons, Cl. A	7,100		355,213
Madison Square Garden, Cl. A	20,000	b	1,442,800
New York Times, Cl. A	136,800		1,615,608
			3,413,621
Pharmaceuticals, Biotech & Life Sciences--3.9%
Agilent Technologies	40,800		1,400,664
Charles River Laboratories
International	33,400	b	2,121,568

Mettler-Toledo International	12,400	b	3,530,776
United Therapeutics	1,300	b	170,612
			7,223,620
Real Estate--8.6%
Camden Property Trust	16,100	c	1,189,790
CBL & Associates Properties	90,300	c	1,241,625
Corrections Corporation of America	75,735	c	2,237,212
General Growth Properties	19,500	c	506,415
Lamar Advertising, Cl. A	33,400		1,742,812
LaSalle Hotel Properties	55,900	c	1,587,001
National Retail Properties	38,600	c	1,400,022
Taubman Centers	43,400	c	2,998,072
Weingarten Realty Investors	84,300	c	2,791,173
			15,694,122
Retailing--4.0%
Big Lots	58,000	a	2,779,360
Foot Locker	50,500		3,634,485
O'Reilly Automotive	3,460	b	865,000
			7,278,845
Semiconductors & Semiconductor Equipment--1.7%
Integrated Device Technology	157,600	b	3,199,280
Software & Services--8.8%
ANSYS	7,200	b	634,608
Computer Sciences	42,000		2,577,960
Convergys	59,700		1,379,667
DST Systems	26,044		2,738,266
NeuStar, Cl. A	56,100	a,b	1,526,481
PTC	78,800	b	2,501,112
SolarWinds	42,800	b	1,679,472
VeriSign	32,500	a,b	2,293,200
WEX	8,300	a,b	720,772
			16,051,538
Technology Hardware & Equipment--3.7%
Arrow Electronics	37,900	b	2,095,112
Ciena	10,600	b	219,632
InterDigital	51,300		2,595,780
Polycom	173,000	b	1,813,040
			6,723,564
Telecommunication Services--.5%
CenturyLink	38,400		964,608
Transportation--3.3%
Alaska Air Group	21,400		1,700,230
JetBlue Airways	56,300	b	1,450,851
Old Dominion Freight Line	45,500	b	2,775,500
Southwest Airlines	5,000		190,200
			6,116,781
Utilities--4.4%
FirstEnergy	76,100		2,382,691
IDACORP	38,400		2,484,864
Vectren	5,400		226,854
Westar Energy	75,200		2,890,688
			7,985,097

Total Common Stocks
(cost $179,744,223)		182,496,350

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $895,939)	895,939 [d]	895,939
Investment of Cash Collateral for
Securities Loaned--3.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $6,588,089)	6,588,089 [d]	6,588,089
Total Investments (cost $187,228,252)	103.6%	189,980,378
Liabilities, Less Cash and Receivables	(3.6%)	(6,556,851)
Net Assets	100.0%	183,423,527

a Security, or portion thereof, on loan. At September 30, 2015, the value of the fund's securities on loan was $12,991,635 and the value of the collateral held by the fund was $13,115,029, consisting of cash collateral of $6,588,089 and U.S. Government and Agency securities valued at $6,526,940.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At September 30, 2015, net unrealized appreciation on investments was $2,752,126 of which $19,413,713 related to appreciated investment securities and $16,661,587 related to depreciated investment securities. At September 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	9.0
Software & Services	8.8
Real Estate	8.6
Health Care Equipment & Services	7.6
Banks	6.2
Energy	5.3
Food, Beverage & Tobacco	5.0
Consumer Services	4.9
Diversified Financials	4.7
Utilities	4.4
Consumer Durables & Apparel	4.3
Insurance	4.2
Money Market Investments	4.1
Materials	4.0
Retailing	4.0
Pharmaceuticals, Biotech & Life Sciences	3.9
Technology Hardware & Equipment	3.7
Transportation	3.3
Media	1.9
Semiconductors & Semiconductor Equipment	1.7
Commercial & Professional Services	1.3
Food & Staples Retailing	1.3

Automobiles & Components	.9
Telecommunication Services	.5
103.6

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	182,496,350	-	-	182,496,350
Mutual Funds	7,484,028	-	-	7,484,028

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
September 30, 2015 (Unaudited)

Common Stocks--99.3%	Shares		Value ($)
Automobiles & Components--.9%
Dorman Products	14,376	[a,b]	731,595
Drew Industries	10,787		589,078
Gentherm	18,125	[b]	814,175
Standard Motor Products	8,103		282,633
Superior Industries International	5,527		103,244
Winnebago Industries	12,169	[a]	233,036
			2,753,761
Banks--10.5%
Astoria Financial	36,171		582,353
Bank Mutual	33,567		257,795
Banner	11,151		532,683
BBCN Bancorp	32,473		487,744
BofI Holding	5,900	[b]	760,097
Boston Private Financial Holdings	32,799		383,748
Brookline Bancorp	26,941		273,182
Cardinal Financial	18,785		432,243
Central Pacific Financial	19,275		404,197
City Holding	7,252		357,524
Columbia Banking System	29,912		933,554
Community Bank System	19,317		718,013
CVB Financial	51,286		856,476
Dime Community Bancshares	15,805		267,104
F.N.B.	76,783		994,340
First BanCorp	45,225	[b]	161,001
First Commonwealth Financial	53,269		484,215
First Financial Bancorp	33,441		638,054
First Financial Bankshares	33,053		1,050,424
First Midwest Bancorp	41,441		726,875
First NBC Bank Holding	5,169	[b]	181,122
Glacier Bancorp	38,783		1,023,483
Hanmi Financial	12,243		308,524
Home BancShares	30,396		1,231,038
Independent Bank	13,231		609,949
LegacyTexas Financial Group	17,151		522,762
MB Financial	30,696		1,001,917
National Penn Bancshares	59,707		701,557
NBT Bancorp	17,420		469,295
Northfield Bancorp	28,958		440,451
Northwest Bancshares	56,032		728,416
OFG Bancorp	12,272		107,135
Old National Bancorp	46,909	[a]	653,442
Oritani Financial	23,860		372,693
Pinnacle Financial Partners	17,239		851,779
PrivateBancorp	39,357		1,508,554
Provident Financial Services	24,681		481,279
S&T Bancorp	15,612	[a]	509,263
Simmons First National, Cl. A	15,003		719,094
Southside Bancshares	7,714		212,521
Sterling Bancorp	50,600		752,422
Talmer Bancorp, Cl. A	27,441		456,893
Texas Capital Bancshares	20,323	[b]	1,065,332

Tompkins Financial	7,308		389,955
TrustCo Bank	58,886		343,894
UMB Financial	17,835		906,196
United Bankshares	28,108		1,067,823
United Community Banks	29,602		605,065
Westamerica Bancorporation	10,184		452,577
Wilshire Bancorp	40,856		429,397
Wintrust Financial	22,167		1,184,383
			31,589,833
Capital Goods--8.8%
AAON	17,116		331,708
AAR	19,195		364,129
Actuant, Cl. A	24,162		444,339
Aegion	19,334	[b]	318,624
Aerojet Rocketdyne Holdings	30,081	[b]	486,711
AeroVironment	6,267	[b]	125,591
Albany International, Cl. A	11,875		339,744
American Science & Engineering	1,201		42,708
American Woodmark	6,865	[b]	445,333
Apogee Enterprises	14,948		667,428
Applied Industrial Technologies	20,154		768,875
Astec Industries	7,858		263,322
AZZ	11,046		537,830
Barnes Group	24,976		900,385
Briggs & Stratton	26,250		506,887
Chart Industries	14,393	[b]	276,490
CIRCOR International	7,182		288,142
Comfort Systems USA	18,846		513,742
Cubic	12,638		530,038
Curtiss-Wright	21,033		1,312,880
DXP Enterprises	6,279	[b]	171,291
Dycom Industries	16,850	[b]	1,219,266
EMCOR Group	31,135		1,377,724
Encore Wire	10,871		355,156
EnerSys	22,131	[a]	1,185,779
Engility Holdings	4,700		121,166
EnPro Industries	9,206	[a]	360,599
ESCO Technologies	10,340		371,206
Federal Signal	36,821		504,816
Franklin Electric	16,245	[a]	442,351
General Cable	29,866		355,405
Gibraltar Industries	14,105	[b]	258,827
Griffon	23,130		364,760
Harsco	37,575		340,805
Hillenbrand	31,530		820,095
John Bean Technologies	15,809		604,694
Kaman	15,486		555,173
Lindsay	4,500	[a]	305,055
Lydall	8,786	[b]	250,313
Moog, Cl. A	17,373	[b]	939,358
Mueller Industries	29,844		882,786
National Presto Industries	2,856		240,647
PGT	16,209	[b]	199,047
Powell Industries	1,455		43,796
Quanex Building Products	16,946		307,909
Simpson Manufacturing	21,980		736,110
SPX	19,563		233,191

Standex International	5,136		386,998
TASER International	25,426	[a,b]	560,008
Tennant	9,143		513,654
Titan International	20,360		134,580
Universal Forest Products	9,828		566,879
Veritiv	1,285	[b]	47,853
Vicor	11,240	[b]	114,648
Watts Water Technologies, Cl. A	13,916		735,043
			26,071,894
Commercial & Professional Services--4.7%
ABM Industries	23,428		639,819
Brady, Cl. A	24,552		482,692
CDI	8,644		73,906
Essendant	20,566		666,955
Exponent	10,442		465,296
G&K Services, Cl. A	8,813		587,122
Healthcare Services Group	31,836		1,072,873
Heidrick & Struggles International	7,267		141,343
HMS Holdings	42,387	[b]	371,734
Insperity	10,075		442,595
Interface	35,594		798,729
Kelly Services, Cl. A	11,908		168,379
Korn/Ferry International	25,364		838,787
Matthews International, Cl. A	13,991		685,139
Mobile Mini	20,762		639,262
MYR Group	9,812	[b]	257,074
Navigant Consulting	25,407	[b]	404,225
On Assignment	23,493	[b]	866,892
Resources Connection	17,719		267,025
Tetra Tech	31,647		769,339
The Brink's Company	22,312		602,647
TrueBlue	20,612	[b]	463,152
UniFirst	8,215		877,444
US Ecology	10,241		447,020
Viad	11,936		346,025
WageWorks	16,736	[b]	754,459
			14,129,933
Consumer Durables & Apparel--4.0%
Arctic Cat	2,882		63,923
Callaway Golf	38,435		320,932
Crocs	32,093	[a,b]	414,802
Ethan Allen Interiors	13,118		346,446
G-III Apparel Group	19,023	[b]	1,172,958
Helen of Troy	13,822	[b]	1,234,305
Iconix Brand Group	25,138	[a,b]	339,866
iRobot	14,489	[a,b]	422,209
La-Z-Boy	26,227		696,589
M/I Homes	10,923	[b]	257,564
Meritage Homes	16,009	[b]	584,649
Movado Group	10,934		282,425
Oxford Industries	7,600		561,488
Perry Ellis International	9,417	[b]	206,797
Ryland Group	22,831		932,190
Standard Pacific	64,869	[b]	518,952
Steven Madden	27,701	[b]	1,014,411
Sturm Ruger & Co.	8,302	[a]	487,244
TopBuild	17,622		545,753

Unifi	6,804	[b]	202,827
Universal Electronics	6,135	[b]	257,854
Wolverine World Wide	52,597		1,138,199
			12,002,383
Consumer Services--3.6%
American Public Education	10,067	[b]	236,071
Biglari Holdings	282	[b]	103,139
BJ's Restaurants	10,034	[b]	431,763
Bob Evans Farms	12,064		522,974
Boyd Gaming	42,262	[b]	688,871
Capella Education	5,943		294,297
Career Education	28,383	[b]	106,720
DineEquity	7,177		657,844
Interval Leisure Group	16,786		308,191
Marcus	10,120		195,721
Marriott Vacations Worldwide	14,413		982,102
Monarch Casino & Resort	3,539	[b]	63,596
Papa John's International	14,043		961,665
Pinnacle Entertainment	30,894	[b]	1,045,453
Popeyes Louisiana Kitchen	11,107	[b]	625,991
Red Robin Gourmet Burgers	6,919	[b]	524,045
Regis	20,088	[b]	263,153
Ruby Tuesday	27,633	[b]	171,601
Ruth's Hospitality Group	21,076		342,274
Scientific Games, Cl. A	19,420	[a,b]	202,939
Sonic	26,843		616,047
Strayer Education	5,047	[b]	277,434
Texas Roadhouse	28,470		1,059,084
			10,680,975
Diversified Financials--3.4%
Calamos Asset Management, Cl. A	1,107		10,494
Cash America International	14,006		391,748
Encore Capital Group	10,038	[a,b]	371,406
Enova International	13,990		142,978
Evercore Partners, Cl. A	18,154		912,057
EZCORP, Cl. A	12,885	[b]	79,500
Financial Engines	26,148	[a]	770,582
First Cash Financial Services	14,693	[b]	588,602
Green Dot, Cl. A	18,406	[b]	323,946
Greenhill & Co.	15,438		439,520
HFF, Cl. A	16,795		566,999
Interactive Brokers Group, Cl. A	25,944	[a]	1,024,010
Investment Technology Group	18,532		247,217
LendingTree	2,608	[b]	242,622
MarketAxess Holdings	18,306		1,700,261
Piper Jaffray	6,455	[b]	233,477
PRA Group	24,317	[a,b]	1,286,856
Virtus Investment Partners	2,545		255,772
Walker & Dunlop	12,132	[b]	316,403
World Acceptance	5,283	[a,b]	141,796
			10,046,246
Energy--2.9%
Approach Resources	13,260	[a,b]	24,796
Basic Energy Services	21,706	[a,b]	71,630
Bill Barrett	23,690	[b]	78,177
Bonanza Creek Energy	15,690	[b]	63,858
Bristow Group	18,037	[a]	471,848

CARBO Ceramics	7,452	[a]	141,513
Carrizo Oil & Gas	23,176	[b]	707,795
Cloud Peak Energy	36,751	[a,b]	96,655
Contango Oil & Gas	6,844	[b]	52,014
Era Group	6,067	[b]	90,823
Exterran Holdings	30,134		542,412
Geospace Technologies	1,968	[b]	27,178
Green Plains	17,854		347,439
Gulf Island Fabrication	9,026		95,044
GulfMark Offshore, Cl. A	16,484	[a]	100,717
Hornbeck Offshore Services	14,659	[a,b]	198,336
ION Geophysical	67,718	[b]	26,410
Itron	17,983	[b]	573,838
Matrix Service	12,187	[b]	273,842
Newpark Resources	45,369	[b]	232,289
Northern Oil and Gas	35,724	[a,b]	157,900
PDC Energy	18,397	[a,b]	975,225
Penn Virginia	67,139	[a,b]	35,584
Pioneer Energy Services	40,415	[b]	84,871
REX American Resources	3,697	[b]	187,142
Rex Energy	21,483	[b]	44,470
SEACOR Holdings	6,525	[b]	390,260
SPX FLOW	19,563		673,554
Stone Energy	30,159	[b]	149,589
Synergy Resources	37,227	[b]	364,825
Tesco	13,842		98,832
TETRA Technologies	31,443	[b]	185,828
Tidewater	22,610	[a]	297,095
Unit	22,030	[b]	248,058
US Silica Holdings	26,909	[a]	379,148
			8,488,995
Food & Staples Retailing--.5%
Andersons	10,195		347,242
Core-Mark Holding Company	10,897		713,209
SpartanNash	19,575		506,014
			1,566,465
Food, Beverage & Tobacco--2.1%
B&G Foods	26,494		965,706
Cal-Maine Foods	15,159	[a]	827,833
Calavo Growers	5,626		251,145
Darling Ingredients	74,491	[b]	837,279
Diamond Foods	10,838	[b]	334,461
J&J Snack Foods	6,313		717,536
Sanderson Farms	10,769	[a]	738,430
Seneca Foods, Cl. A	3,166	[b]	83,424
Snyder's-Lance	22,961		774,475
Universal	12,449	[a]	617,097
			6,147,386
Health Care Equipment & Services--9.5%
Abaxis	12,221	[a]	537,602
ABIOMED	17,669	[b]	1,638,976
Aceto	12,402		340,435
Air Methods	19,794	[a,b]	674,777
Almost Family	2,606	[b]	104,370
Amedisys	15,960	[b]	606,001
AMN Healthcare Services	21,380	[b]	641,614
AmSurg	22,048	[b]	1,713,350

Analogic	6,615		542,695
AngioDynamics	12,213	[b]	161,089
Anika Therapeutics	8,139	[b]	259,064
Cantel Medical	15,813		896,597
Chemed	8,654	[a]	1,155,049
Computer Programs & Systems	6,416	[a]	270,306
CONMED	12,530		598,182
CorVel	5,488	[b]	177,262
Cross Country Healthcare	10,644	[b]	144,865
CryoLife	3,374		32,829
Cyberonics	13,446	[a,b]	817,248
Cynosure, Cl. A	10,480	[b]	314,819
Ensign Group	10,192		434,485
ExamWorks Group	15,787	[b]	461,612
Greatbatch	10,791	[b]	608,828
Haemonetics	26,227	[b]	847,657
Hanger	19,771	[b]	269,676
HealthEquity	16,003	[a,b]	472,889
HealthStream	9,434	[b]	205,756
Healthways	17,291	[b]	192,276
ICU Medical	6,556	[b]	717,882
Inogen	4,662	[a,b]	226,340
Integra LifeSciences Holdings	12,973	[b]	772,542
Invacare	11,045		159,821
IPC Healthcare	7,485	[b]	581,510
Kindred Healthcare	39,549		622,897
Landauer	6,668		246,649
LHC Group	6,943	[b]	310,838
Magellan Health	12,519	[b]	693,928
Masimo	22,085	[b]	851,598
MedAssets	31,444	[b]	630,767
Medidata Solutions	27,022	[b]	1,137,896
Meridian Bioscience	22,221		379,979
Merit Medical Systems	22,586	[b]	540,031
MiMedx Group	49,242	[a,b]	475,185
Natus Medical	15,201	[b]	599,679
Neogen	17,280	[b]	777,427
NuVasive	22,257	[b]	1,073,233
Omnicell	19,034	[b]	591,957
PharMerica	14,752	[b]	419,989
Providence Service	4,080	[b]	177,806
Quality Systems	25,288		315,594
Select Medical Holdings	47,465		512,147
SurModics	10,348	[b]	226,000
Vascular Solutions	5,069	[b]	164,286
			28,326,290
Household & Personal Products--.5%
Central Garden & Pet	2,000	[b]	30,940
Central Garden & Pet, Cl. A	22,346	[b]	359,994
Inter Parfums	8,636		214,259
Medifast	7,960	[b]	213,806
WD-40	6,864		611,376
			1,430,375
Insurance--2.7%
American Equity Investment Life
Holding	39,147		912,517
AMERISAFE	7,335		364,770

eHealth	4,785	[b]	61,296
Employers Holdings	19,663		438,288
HCI Group	4,327		167,758
Horace Mann Educators	17,413		578,460
Infinity Property & Casualty	4,637		373,464
Navigators Group	5,540	[b]	432,009
ProAssurance	24,407		1,197,651
RLI	16,244		869,541
Safety Insurance Group	4,690		253,963
Selective Insurance Group	27,570		856,324
Stewart Information Services	9,839		402,513
United Fire Group	10,733		376,192
United Insurance Holdings	7,720		101,518
Universal Insurance Holdings	17,830		526,698
			7,912,962
Materials--4.6%
A. Schulman	15,069		489,290
AK Steel Holding	60,166	[a,b]	145,000
American Vanguard	5,265		60,863
Balchem	14,256		866,337
Boise Cascade	17,220	[b]	434,288
Calgon Carbon	19,768		307,985
Century Aluminum	29,431	[a,b]	135,383
Clearwater Paper	10,236	[b]	483,549
Deltic Timber	3,888		232,541
Flotek Industries	20,678	[a,b]	345,323
FutureFuel	18,647		184,232
Glatfelter	24,148		415,829
Globe Specialty Metals	28,574		346,603
H.B. Fuller	26,215		889,737
Hawkins	2,111		81,273
Haynes International	4,806		181,859
Headwaters	37,413	[b]	703,364
Innophos Holdings	10,341		409,917
Innospec	11,621		540,493
Intrepid Potash	31,384	[b]	173,867
Kaiser Aluminum	7,301		585,905
KapStone Paper and Packaging	36,406		601,063
Koppers Holdings	8,276		166,927
Kraton Performance Polymers	15,851	[b]	283,733
LSB Industries	5,463	[b]	83,693
Materion	12,602		378,312
Myers Industries	13,112		175,701
Neenah Paper	9,418		548,881
Olympic Steel	4,593		45,700
OM Group	15,318		503,809
Quaker Chemical	6,774		522,140
Rayonier Advanced Materials	20,015		122,492
Schweitzer-Mauduit International	15,441		530,862
Stepan	9,607		399,747
Stillwater Mining	62,531	[b]	645,945
SunCoke Energy	34,132		265,547
TimkenSteel	16,253		164,480
Tredegar	10,047		131,415
Wausau Paper	26,511		169,670
			13,753,755
Media--.6%

E.W. Scripps, Cl. A	21,210		374,781
Gannett	55,086		811,417
Harte-Hanks	25,401		89,666
Scholastic	12,033		468,806
Sizmek	12,022	[b]	72,012
			1,816,682
Pharmaceuticals, Biotech & Life Sciences--3.4%
Acorda Therapeutics	20,273	[b]	537,437
Affymetrix	45,090	[b]	385,069
Albany Molecular Research	8,917	[b]	155,334
ANI Pharmaceuticals	3,908	[a,b]	154,405
Cambrex	16,375	[b]	649,760
DepoMed	29,443	[a,b]	555,001
Emergent BioSolutions	15,856	[b]	451,737
Enanta Pharmaceuticals	5,573	[a,b]	201,408
Impax Laboratories	30,149	[b]	1,061,546
Lannett Company	13,981	[a,b]	580,491
Ligand Pharmaceuticals	8,870	[a,b]	759,715
Luminex	21,339	[b]	360,842
Medicines	28,976	[b]	1,099,929
Momenta Pharmaceuticals	27,726	[b]	454,984
Nektar Therapeutics	64,503	[a,b]	706,953
Prestige Brands Holdings	26,317	[b]	1,188,476
Repligen	14,915	[b]	415,383
Sagent Pharmaceuticals	6,694	[b]	102,619
Spectrum Pharmaceuticals	30,261	[a,b]	180,961
Supernus Pharmaceuticals	15,480	[b]	217,184
			10,219,234
Real Estate--7.8%
Acadia Realty Trust	29,584	[c]	889,591
Agree Realty	5,657	[c]	168,861
American Assets Trust	20,556	[c]	839,918
Capstead Mortgage	42,404	[a,c]	419,376
CareTrust	18,994		215,582
Cedar Realty Trust	39,978	[c]	248,263
Chesapeake Lodging Trust	25,805	[c]	672,478
CoreSite Realty	11,266	[c]	579,523
Cousins Properties	90,821	[c]	837,370
DiamondRock Hospitality	104,043	[c]	1,149,675
EastGroup Properties	17,297	[c]	937,151
Education Realty Trust	25,388	[c]	836,535
EPR Properties	28,948	[c]	1,492,848
Forestar Group	12,186	[b,c]	160,246
Franklin Street Properties	34,192	[c]	367,564
GEO Group	33,526	[c]	997,063
Getty Realty	17,692	[c]	279,534
Government Properties Income Trust	28,671	[c]	458,736
Healthcare Realty Trust	44,575	[c]	1,107,689
Inland Real Estate	47,446	[c]	384,313
Kite Realty Group Trust	36,482	[c]	868,636
Lexington Realty Trust	113,914	[c]	922,703
LTC Properties	19,468	[c]	830,700
Medical Properties Trust	118,076	[c]	1,305,921
Parkway Properties	35,060	[c]	545,534
Pennsylvania Real Estate
Investment Trust	28,654	[c]	568,209
Post Properties	27,698	[c]	1,614,516

PS Business Parks	10,484	[c]	832,220
Retail Opportunity Investments	43,057	[c]	712,163
Sabra Health Care	28,300	[c]	655,994
Saul Centers	3,842	[c]	198,824
Summit Hotel Properties	43,441	[c]	506,956
Universal Health Realty Income
Trust	8,030	[c]	376,928
Urstadt Biddle Properties, Cl. A	15,414	[c]	288,858
			23,270,478
Retailing--5.1%
Barnes & Noble	26,471		320,564
Barnes and Noble Education	13,722	[b]	174,407
Big 5 Sporting Goods	9,561		99,243
Blue Nile	5,303	[b]	177,863
Buckle	11,273	[a]	416,763
Caleres	20,636		630,017
Cato, Cl. A	13,321		453,314
Express	40,434	[b]	722,556
Finish Line, Cl. A	19,903		384,128
Francesca's Holdings	23,835	[b]	291,502
Fred's, Cl. A	9,941		117,801
FTD Companies	6,030	[b]	179,694
Genesco	10,568	[b]	603,116
Group 1 Automotive	11,007		937,246
Haverty Furniture	6,342		148,910
Hibbett Sports	12,344	[a,b]	432,163
Kirkland's	7,728		166,461
Lithia Motors, Cl. A	11,217		1,212,670
Lumber Liquidators Holdings	11,003	[a,b]	144,579
MarineMax	13,174	[b]	186,149
Men's Wearhouse	24,577		1,045,014
Monro Muffler Brake	15,172		1,024,869
NutriSystem	13,248		351,337
Outerwall	10,091	[a]	574,481
PEP Boys-Manny Moe & Jack	17,707	[b]	215,848
PetMed Express	10,485	[a]	168,809
Pool	19,260		1,392,498
Select Comfort	28,736	[b]	628,744
Sonic Automotive, Cl. A	12,992		265,297
Stage Stores	12,677		124,742
Stein Mart	13,136		127,156
The Children's Place	11,460		660,898
Tuesday Morning	18,405	[b]	99,571
Vitamin Shoppe	14,766	[b]	481,962
VOXX International	10,882	[b]	80,744
Zumiez	10,052	[b]	157,113
			15,198,229
Semiconductors & Semiconductor Equipment--3.2%
Advanced Energy Industries	21,639	[b]	569,106
Brooks Automation	24,582		287,855
Cabot Microelectronics	12,967	[b]	502,342
CEVA	4,791	[b]	88,969
Cirrus Logic	30,735	[b]	968,460
Cohu	18,938		186,729
Diodes	14,747	[b]	315,143
DSP Group	15,468	[b]	140,913
Exar	27,334	[b]	162,637

Kopin	30,842	[b]	96,844
Kulicke & Soffa Industries	29,358	[b]	269,506
Microsemi	43,828	[b]	1,438,435
MKS Instruments	26,257		880,397
Monolithic Power Systems	16,617		850,790
Nanometrics	4,342	[b]	52,712
Pericom Semiconductor	5,993		109,372
Power Integrations	13,975		589,326
Rudolph Technologies	17,902	[b]	222,880
Semtech	31,179	[b]	470,803
Tessera Technologies	24,966		809,148
Ultratech	10,042	[b]	160,873
Veeco Instruments	20,844	[b]	427,510
			9,600,750
Software & Services--6.6%
Blackbaud	23,177		1,300,693
Blucora	21,556	[b]	296,826
Bottomline Technologies	18,351	[b]	458,959
CACI International, Cl. A	11,834	[b]	875,361
Cardtronics	24,077	[b]	787,318
Ciber	29,928	[b]	95,171
comScore	15,658	[b]	722,617
Constant Contact	17,754	[b]	430,357
CSG Systems International	18,563		571,740
Dealertrack Technologies	20,907	[b]	1,320,486
DHI Group	21,172	[b]	154,767
Ebix	10,775	[a]	268,944
Epiq Systems	17,541		226,630
ePlus	2,836	[b]	224,243
ExlService Holdings	15,141	[b]	559,157
Forrester Research	5,683		178,674
Heartland Payment Systems	16,390		1,032,734
Interactive Intelligence Group	5,916	[b]	175,764
j2 Global	20,629		1,461,565
Liquidity Services	12,668	[b]	93,617
LivePerson	21,434	[b]	162,041
LogMeIn	12,614	[b]	859,770
ManTech International, Cl. A	11,333		291,258
MicroStrategy, Cl. A	4,226	[b]	830,282
Monotype Imaging Holdings	19,818		432,429
Monster Worldwide	52,926	[b]	339,785
NIC	24,827		439,686
Perficient	15,950	[b]	246,108
Progress Software	27,459	[b]	709,266
QuinStreet	12,138	[b]	67,366
Stamps.com	7,651	[b]	566,251
SYKES Enterprises	22,368	[b]	570,384
Synchronoss Technologies	15,942	[b]	522,898
Take-Two Interactive Software	37,907	[b]	1,089,068
Tangoe	15,789	[b]	113,681
TeleTech Holdings	10,706		286,814
VASCO Data Security International	13,907	[a,b]	236,975
Virtusa	11,021	[b]	565,488
XO Group	12,908	[b]	182,390
			19,747,563
Technology Hardware & Equipment--6.2%
ADTRAN	25,938		378,695

Agilysys	5,250	[b]	58,380
Anixter International	13,050	[b]	754,029
Badger Meter	6,347		368,507
Bel Fuse, Cl. B	5,345		103,907
Benchmark Electronics	25,241	[b]	549,244
Black Box	8,331		122,799
CalAmp	14,120	[a,b]	227,191
Checkpoint Systems	21,554		156,267
Coherent	13,040	[b]	713,288
Comtech Telecommunications	8,384		172,794
CTS	13,347		247,053
Daktronics	17,230		149,384
DTS	11,496	[b]	306,943
Electro Scientific Industries	10,296		47,773
Electronics For Imaging	20,976	[b]	907,841
Fabrinet	10,059	[b]	184,381
FARO Technologies	6,099	[b]	213,465
Harmonic	35,310	[b]	204,798
II-VI	29,743	[b]	478,267
Insight Enterprises	21,039	[b]	543,858
Ixia	28,204	[b]	408,676
Littelfuse	11,595		1,056,884
Lumentum Holdings	21,088		357,442
Mercury Systems	15,749	[b]	250,567
Methode Electronics	19,588		624,857
MTS Systems	8,429		506,667
NETGEAR	15,847	[b]	462,257
Newport	20,778	[b]	285,697
OSI Systems	8,857	[b]	681,635
Park Electrochemical	9,316		163,868
Plexus	14,962	[b]	577,234
QLogic	41,434	[b]	424,698
Rofin-Sinar Technologies	14,989	[b]	388,665
Rogers	8,273	[b]	439,958
Sanmina	42,067	[b]	898,972
ScanSource	11,543	[b]	409,315
Super Micro Computer	16,230	[b]	442,430
SYNNEX	13,380		1,138,103
TTM Technologies	34,493	[b]	214,891
ViaSat	19,646	[b]	1,263,041
Viavi Solutions	94,726	[b]	508,679
			18,393,400
Telecommunication Services--.8%
8x8	37,599	[b]	310,944
Atlantic Tele-Network	6,116		452,156
Cincinnati Bell	121,603	[b]	379,401
Consolidated Communications
Holdings	18,428		355,108
General Communication, Cl. A	18,218	[b]	314,443
Iridium Communications	38,733	[a,b]	238,208
Lumos Networks	5,197		63,196
Spok Holdings	10,227		168,336
			2,281,792
Transportation--2.7%
Allegiant Travel	6,291		1,360,429
ArcBest	14,500		373,665
Atlas Air Worldwide Holdings	12,586	[b]	434,972

Celadon Group	8,513		136,378
Echo Global Logistics	10,026	[b]	196,510
Forward Air	12,914		535,802
Hawaiian Holdings	27,425	[b]	676,849
Heartland Express	28,045	[a]	559,217
Hub Group, Cl. A	18,266	[b]	665,065
Knight Transportation	28,789		690,936
Marten Transport	11,251		181,929
Matson	22,616		870,490
Republic Airways Holdings	25,484	[b]	147,298
Roadrunner Transportation Systems	10,376	[b]	190,918
Saia	13,048	[b]	403,836
SkyWest	22,323		372,348
UTi Worldwide	35,325	[b]	162,142
			7,958,784
Utilities--4.2%
ALLETE	23,248		1,173,792
American States Water	16,381		678,173
Avista	26,904		894,558
El Paso Electric	16,743		616,477
Laclede Group	19,019	[a]	1,037,106
New Jersey Resources	37,777		1,134,443
Northwest Natural Gas	13,433		615,769
NorthWestern	23,617		1,271,303
Piedmont Natural Gas	40,300	[a]	1,614,821
South Jersey Industries	33,695		850,799
Southwest Gas	22,049		1,285,898
UIL Holdings	25,133		1,263,436
			12,436,575
Total Common Stocks
(cost $224,654,594)			295,824,740
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.04%, 3/17/16	50,000	[d]	49,993
0.05%, 12/10/15	130,000	[d]	130,011
Total Short-Term Investments
(cost $179,978)			180,004

Other Investment--.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,399,066)	1,399,066	[e]	1,399,066
Investment of Cash Collateral for
Securities Loaned--3.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $11,262,613)	11,262,613	[e]	11,262,613
Total Investments (cost $237,496,251)	103.7%		308,666,423
Liabilities, Less Cash and Receivables	(3.7%)		(11,042,506)
Net Assets	100.0%		297,623,918

a Security, or portion thereof, on loan. At September 30, 2015, the value of the fund's securities on loan was $25,853,961 and the value of the collateral held by the fund was $26,168,563, consisting of cash collateral of $11,262,613 and U.S. Government
& Agency securities valued at $14,905,950.

b	Non-income producing security.
c	Investment in real estate investment trust.
d	Held by or on behalf of a counterparty for open financial futures contracts.
e	Investment in affiliated money market mutual fund.

At September 30, 2015, net unrealized appreciation on investments was $71,170,172 of which $92,972,075 related to appreciated investment securities and $21,801,903 related to depreciated investment securities. At September 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	10.5
Health Care Equipment & Services	9.5
Capital Goods	8.8
Real Estate	7.8
Software & Services	6.6
Technology Hardware & Equipment	6.2
Retailing	5.1
Commercial & Professional Services	4.7
Materials	4.6
Short-Term/Money Market Investments	4.4
Utilities	4.2
Consumer Durables & Apparel	4.0
Consumer Services	3.6
Diversified Financials	3.4
Pharmaceuticals, Biotech & Life Sciences	3.4
Semiconductors & Semiconductor Equipment	3.2
Energy	2.9
Insurance	2.7
Transportation	2.7
Food, Beverage & Tobacco	2.1
Automobiles & Components	.9
Telecommunication Services	.8
Media	.6
Food & Staples Retailing	.5
Household & Personal Products	.5
103.7

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
September 30, 2015 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2015	($)
Financial Futures Long
Russell 2000 Mini	29	3,178,110	September 2015	(122,435)

The following is a summary of the inputs used as of September 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	295,208,711	-	-	295,208,711
Equity Securities - Foreign Common Stocks+	616,029	-	-	616,029
Mutual Funds	12,661,679	-	-	12,661,679
U.S. Treasury	-	180,004	-	180,004
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(122,435)	-	-	(122,435)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end September 30, 2015 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
September 30, 2015 (Unaudited)

Common Stocks--97.3%	Shares		Value ($)
Application Software--19.1%
Adobe Systems	158,790	a	13,055,714
Cerner	124,633	a,b	7,472,995
Citrix Systems	130,570	a	9,045,890
salesforce.com	179,141	a	12,437,760
Splunk	93,889	a	5,196,756
Workday, Cl. A	94,682	a	6,519,803
			53,728,918
Automobile Manufacturers--3.2%
Tesla Motors	36,085	a,b	8,963,514
Communications Equipment--3.8%
Cisco Systems	406,202		10,662,802
Computer Storage & Peripherals--3.9%
Apple	98,938		10,912,861
Data Processing & Outsourced Services--7.3%
Paychex	126,046		6,003,571
Visa, Cl. A	208,784		14,543,893
			20,547,464
Electronic Components--4.9%
Amphenol, Cl. A	179,052		9,124,490
Mobileye	104,190	a,b	4,738,561
			13,863,051
Internet Retail--8.8%
Amazon.com	32,292	a	16,529,952
Priceline Group	6,679	a	8,260,988
			24,790,940
Internet Software & Services--20.2%
Akamai Technologies	130,684	a	9,025,037
Facebook, Cl. A	181,565	a	16,322,694
Google, Cl. A	11,104	a	7,088,460
Google, Cl. C	15,892	a	9,669,011
LinkedIn, Cl. A	49,149	a	9,344,699
Tencent Holdings	305,700		5,141,426
			56,591,327
IT Consulting & Other Services--5.0%
Cognizant Technology Solutions,
Cl. A	221,938	a	13,895,538
Semiconductor Equipment--12.9%
Avago Technologies	88,814		11,102,638
Cavium	113,673	a	6,976,112
Microchip Technology	192,864	b	8,310,510
NXP Semiconductors	113,024	a	9,841,000
			36,230,260
Systems Software--8.2%
Fortinet	129,375	a	5,495,850
Oracle	297,695		10,752,743

Palo Alto Networks	39,527	a	6,798,644
			23,047,237
Total Common Stocks
(cost $225,678,979)			273,233,912

Other Investment--3.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,327,900)	8,327,900	[c]	8,327,900
Investment of Cash Collateral for
Securities Loaned--3.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $9,020,971)	9,020,971	[c]	9,020,971
Total Investments (cost $243,027,850)	103.5%		290,582,783
Liabilities, Less Cash and Receivables	(3.5%)		(9,725,418)
Net Assets	100.0%		280,857,365

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2015, the value of the fund's securities on loan was $ 18,183,812 and the value of the collateral held by the fund was $18,147,107, consisting of cash collateral of $9,020,971 and U.S. Government
& Agency securities valued at $9,126,136.
c Investment in affiliated money market mutual fund.

At September 30, 2015, net unrealized appreciation on investments was $47,554,933 of which $58,352,533 related to appreciated investment securities and $10,797,600 related to depreciated investment securities. At September 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Internet Software & Services	20.2
Application Software	19.1
Semiconductor Equipment	12.9
Internet Retail	8.8
Systems Software	8.2
Data Processing & Outsourced Services	7.3
Money Market Investments	6.2
IT Consulting & Other Services	5.0
Electronic Components	4.9
Computer Storage & Peripherals	3.9
Communications Equipment	3.8
Automobile Manufacturers	3.2
103.5

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	242,410,287	-	-	242,410,287
Equity Securities - Foreign Common Stocks+	25,682,199	5,141,426 ++	-	30,823,625
Mutual Funds	17,348,871	-	-	17,348,871

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 23, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 23, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)